Note 9 - Equity - Schedule of Option Activity (Details) - USD ($)			6 Months Ended	12 Months Ended
	Apr. 02, 2024	Jul. 08, 2023	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Outstanding Options (in shares)			1,291,662	495,746
Outstanding Options, exercise price (in dollars per share)			$ 2.16	$ 4.7
Outstanding Options, weighted average contractual term (Year)			5 years 8 months 1 day	6 years 2 months 4 days	6 years 10 months 24 days
Outstanding Options, intrinsic value			$ 0	$ 0	$ 0
Options granted (in shares)	106,000	3,148,288	0	795,916
Options granted, exercise price (in dollars per share)			$ 0	$ 0.58
Outstanding Options (in shares)			1,291,662	1,291,662	495,746
Outstanding Options, exercise price (in dollars per share)			$ 2.16	$ 2.16	$ 4.7
Non-Vested Options (in shares)			874,886	325,853
Non-Vested Options, grant date fair value (in dollars per share)			$ 0.5	$ 2.2
Options granted, grant date fair value (in dollars per share)			$ 0	$ 0
Options vested (in shares)	(106,000)	(362,584)	(187,739)	(246,883)
Options vested, grant date fair value (in dollars per share)			$ 0.62	$ 1.15
Non-Vested Options (in shares)			687,147	874,886	325,853
Non-Vested Options, grant date fair value (in dollars per share)			$ 0.46	$ 0.5	$ 2.2